UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2011
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 3, 2011

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$25,543
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1590 23881.000SH       SOLE                23881.000
*** SCHLUMBERGER LTD           COM              806857108      993 16633.000SH       SOLE                16633.000
ACCENTURE PLC.                 COM              G1151C101     1047 19875.000SH       SOLE                19875.000
CERNER CORP                    COM              156782104     1230 17950.000SH       SOLE                17950.000
CHEVRON CORP                   COM              166764100     1057 11418.000SH       SOLE                11418.000
CISCO SYS INC                  COM              17275r102      514 33176.000SH       SOLE                33176.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1478 23568.000SH       SOLE                23568.000
CONOCOPHILLIPS                 COM              20825c104      896 14143.000SH       SOLE                14143.000
EMC CORP                       COM              268648102     1188 56587.000SH       SOLE                56587.000
EXXON MOBIL CORP               COM              30231g102     1113 15318.995SH       SOLE                15318.995
FACTSET RESEARCH SYSTEM        COM              303075105     1293 14528.000SH       SOLE                14528.000
FLOWSERVE CP                   COM              34354P105      659 8899.000 SH       SOLE                 8899.000
HANSENS NATURAL CORP           COM              411310105     1395 15981.000SH       SOLE                15981.000
INTEL CORP                     COM              458140100      350 16409.000SH       SOLE                16409.000
JOHNSON & JOHNSON              COM              478160104     1106 17358.000SH       SOLE                17358.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1286 16265.000SH       SOLE                16265.000
MICROSOFT CORP                 COM              594918104      813 32675.000SH       SOLE                32675.000
P G & E CORPORATION            COM              69331c108      263 6225.000 SH       SOLE                 6225.000
PRUDENTIAL FINANCIAL INC       COM              744320102      742 15831.000SH       SOLE                15831.000
RESMED INC.                    COM              761152107      797 27700.000SH       SOLE                27700.000
STERICYLE, INC.                COM              858912108     1284 15906.000SH       SOLE                15906.000
STRYKER CORP                   COM              863667101      884 18766.000SH       SOLE                18766.000
TARGET CORP                    COM              87612e106     1006 20519.000SH       SOLE                20519.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1056 20238.000SH       SOLE                20238.000
WATERS CORP                    COM              941848103     1503 19916.000SH       SOLE                19916.000